Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 104,207,866
Property, plant and equipment at end of period	104,432,710	$ 104,207,866
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	105,336,526	105,218,675
Additions	289,762	237,920
Disposals	0	(120,069)
Property, plant and equipment at end of period	105,626,288	105,336,526
Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,128,660	1,157,735
Depreciation expense	64,918	90,994
Disposals	0	(120,069)
Property, plant and equipment at end of period	1,193,578	1,128,660
Nechalacho REE Project [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	103,618,668
Property, plant and equipment at end of period	103,878,349	103,618,668
Nechalacho REE Project [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	103,618,668	103,420,326
Additions	259,681	198,342
Disposals	0	0
Property, plant and equipment at end of period	103,878,349	103,618,668
Nechalacho REE Project [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Airstrip [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	403,831
Property, plant and equipment at end of period	381,414	403,831
Airstrip [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	646,860	646,860
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	646,860	646,860
Airstrip [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	243,029	218,663
Depreciation expense	22,417	24,366
Disposals	0	0
Property, plant and equipment at end of period	265,446	243,029
Computer and office equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	56,642
Property, plant and equipment at end of period	40,062	56,642
Computer and office equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	218,090	301,556
Additions	1,958	36,603
Disposals	0	(120,069)
Property, plant and equipment at end of period	220,048	218,090
Computer and office equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	161,448	248,802
Depreciation expense	18,538	32,715
Disposals	0	(120,069)
Property, plant and equipment at end of period	179,986	161,448
Land and Building [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	67,472
Property, plant and equipment at end of period	80,538	67,472
Land and Building [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	74,455	74,455
Additions	16,450	0
Disposals	0	0
Property, plant and equipment at end of period	90,905	74,455
Land and Building [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	6,983	3,760
Depreciation expense	3,384	3,223
Disposals	0	0
Property, plant and equipment at end of period	10,367	6,983
Exploration equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	61,253
Property, plant and equipment at end of period	52,347	61,253
Exploration equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	683,859	680,884
Additions	11,673	2,975
Disposals	0	0
Property, plant and equipment at end of period	695,532	683,859
Exploration equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	622,606	595,859
Depreciation expense	20,579	26,747
Disposals	0	0
Property, plant and equipment at end of period	643,185	622,606
Leasehold improvements [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	94,594	94,594
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	94,594	94,594
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	94,594	90,651
Depreciation expense	0	3,943
Disposals	0	0
Property, plant and equipment at end of period	$ 94,594	$ 94,594